RESTRICTED CASH	12 Months Ended
Dec. 31, 2011
RESTRICTED CASH [Abstract]
RESTRICTED CASH
10.	RESTRICTED CASH

(in thousands of $)	2011	2010
Restricted cash	-	5,601

Restricted cash in 2010 consisted of deposits held as collateral by the relevant banks in connection with loans. Restricted cash does not include minimum consolidated cash balances required to be maintained as part of the financial covenants in some of the Company's loan facilities, as these amounts are included in "Cash and cash equivalents".